Stockholders' Equity - Summary of Warrant Exercises (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Total Proceeds	$ 49,500	$ 558,000
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		10,250,569
Exercise Price		$ 0.0878
Total Proceeds		$ 900,000
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		33,333,333
Exercise Price		$ 0.0750
Total Proceeds		$ 2,500,001
Mayne [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		4,860,000
Exercise Price		$ 0.1200
Total Proceeds		$ 583,200
Total Mayne Exercises [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		48,443,902
Total Proceeds		$ 3,983,201
May 2016 Financing Finders [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		150,000
Exercise Price		$ 0.1200
Total Proceeds		$ 18,000
May 2016 Financing Investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		4,500,000
Exercise Price		$ 0.1200
Total Proceeds		$ 540,000
Mayne and May 2016 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants		53,093,902
Total Proceeds		$ 4,541,201
May 2017 Financing Investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	412,500
Exercise Price	$ 0.1200
Total Proceeds	$ 49,500
May 2017 Financing Investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	412,500
Total Proceeds	$ 49,500